Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0000063754
Registrant Name	MCCORMICK & CO INC
Registration File Number	333-293630
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A